Contract Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contract Assets
6.	CONTRACT ASSETS

	December 31,
	2018	2019
	RMB	RMB
Third parties	454	447
China Telecom Group	24	27

	478	474

The Group’s contracts for information and application services include payment schedules which require stage payments over the service period once certain specified milestones are reached. The Group classifies these contract assets as current because the Group expects to realize them in its normal operating cycle.